Long-Term Debt, net - Additional Information (Details) $ in Thousands					1 Months Ended							12 Months Ended
	Dec. 01, 2025 USD ($)	Oct. 16, 2025 USD ($)	Oct. 01, 2025 USD ($)	Feb. 11, 2021 USD ($)	Feb. 28, 2026 USD ($)	Dec. 31, 2025 USD ($) item installment	Oct. 31, 2025 USD ($)	Feb. 28, 2025 USD ($) item installment	Sep. 30, 2024 USD ($)	Dec. 31, 2022 USD ($) item installment	Jun. 30, 2022 USD ($) item installment	Dec. 31, 2025 USD ($) installment item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 02, 2026	Jan. 20, 2026	Sep. 30, 2025 item	Mar. 31, 2024 USD ($) item
Long-Term Debt, net
Proceeds from long-term debt, net												$ 620,675	$ 362,000	$ 0
Number of vessels under construction | item						25						25					25
Payments of long-term debt												$ 190,764	27,970	27,500
TEU | item						477,491						477,491
Loss on debt extinguishment, net												$ (2,499)	0	(2,254)
Interest expenses												42,842	26,185	20,463
Prior to October 15, 2028, Subject Certain Condition
Long-Term Debt, net
Percentage of redemption price		106.875%
Syndicated 850.0 million facility
Long-Term Debt, net
Credit facility						$ 850,000		$ 850,000				850,000	850,000
Number of vessels under construction | item								14
Number of quarterly instalments | installment								20
Amount of quarterly instalments								$ 800
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]								us-gaap:SecuredOvernightFinancingRateSofrMember
Spread on variable rate								1.65%
Commitment fee payable (as a percent)								0.50%
Remaining borrowing availability						850,000						850,000
Syndicated 850.0 million facility | Minimum
Long-Term Debt, net
Balloon payment at maturity								$ 42,400
Syndicated 850.0 million facility | Maximum
Long-Term Debt, net
Balloon payment at maturity								$ 46,700
JOLCO Phoebe Facility
Long-Term Debt, net
Maximum facility amount							$ 80,000
Proceeds from long-term debt, net							80,000
Credit facility							$ 450,000
Term of debt							8 years
Long-term debt						$ 79,806						79,806
JOLCO Greenhouse Facility
Long-Term Debt, net
Sale and leaseback arrangement term (in years)						8 years
Maximum facility amount						$ 80,000						80,000
Credit facility						80,000						80,000
Remaining borrowing availability						80,000						80,000
Syndicated $450.0 mil. Facility
Long-Term Debt, net
Credit facility						$ 450,000						$ 450,000	450,000					$ 450,000
Number of vessels pledged as collateral | item																		8
Number of remaining vessel tranches utilized | item						7						7
Number of quarterly instalments | installment						20						20
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]												us-gaap:SecuredOvernightFinancingRateSofrMember
Spread on variable rate												1.85%
Commitment fee payable (as a percent)												0.74%
Payments of long-term debt			$ 42,780
Deferred financing costs - Written off			$ 700
Long-term debt						$ 335,210						$ 335,210	355,330
Remaining borrowing availability									$ 44,000
Loss on debt extinguishment, net									$ 1,100
Syndicated $450.0 mil. Facility | Subsequent events
Long-Term Debt, net
Credit facility					$ 450,000
Amount of quarterly instalments					3,300
Prepayment of credit facility					213,800
Payments of long-term debt					$ 217,100
Syndicated $450.0 mil. Facility | Minimum
Long-Term Debt, net
Amount of quarterly instalments												600
Balloon payment at maturity						31,800						31,800
Syndicated $450.0 mil. Facility | Maximum
Long-Term Debt, net
Amount of quarterly instalments												900
Balloon payment at maturity						45,500						45,500
BNP Paribas/Credit Agricole $130 mil. Facility
Long-Term Debt, net
Credit facility	$ 130,000					130,000						130,000	130,000
Term of debt											5 years
Number of vessels pledged as collateral | item											6
Balloon payment at maturity											$ 67,200
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]											us-gaap:SecuredOvernightFinancingRateSofrMember
Spread on variable rate											2.16%
Payments of long-term debt	78,600
Deferred financing costs - Written off	600
Long-term debt													86,200
Face amount of debt											$ 130,000
BNP Paribas/Credit Agricole $130 mil. Facility | Eight Quarterly Installment
Long-Term Debt, net
Number of quarterly instalments | installment											8
Amount of quarterly instalments											$ 5,000
BNP Paribas/Credit Agricole $130 mil. Facility | Twelve Quarterly Installments
Long-Term Debt, net
Number of quarterly instalments | installment											12
Amount of quarterly instalments											$ 1,900
BNP Paribas/Credit Agricole $130 mil. Facility | TEU sister vessels
Long-Term Debt, net
TEU | item											5,466
Citibank/Natwest $815 mil. Facility
Long-Term Debt, net
Credit facility										$ 815,000
Credit facility debt extinguished										437,750
Citibank $382.5 mil. Revolving Credit Facility
Long-Term Debt, net
Credit facility						382,500				$ 382,500		382,500	382,500
Term of debt										5 years
Number of vessels pledged as collateral | item										16
Number of quarterly instalments | installment										20
Amount of quarterly instalments										$ 11,250
Balloon payment at maturity										$ 157,500
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]										us-gaap:SecuredOvernightFinancingRateSofrMember
Spread on variable rate										2.00%
Commitment fee payable (as a percent)										0.80%
Amount drawn						0				$ 382,500		0
Remaining borrowing availability						247,500						247,500
Alpha Bank $55.25 mil. Facility
Long-Term Debt, net
Credit facility	55,250					55,250				$ 55,250		$ 55,250	55,250
Term of debt										5 years
Number of vessels pledged as collateral | item										2
Number of quarterly instalments | installment										20
Amount of quarterly instalments										$ 1,875
Balloon payment at maturity										$ 17,750
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]										us-gaap:SecuredOvernightFinancingRateSofrMember
Spread on variable rate										2.30%
Prepayment of credit facility	32,800
Deferred financing costs - Written off	$ 100
Long-term debt													40,250
Number of vessels excluding sale and lease back arrangement | item												24
Carrying value of vessels subject to first preferred mortgages as collateral to credit facilities						1,736,300						$ 1,736,300
Senior unsecured notes
Long-Term Debt, net
Long-term debt						762,766						762,766	262,766
Loss on debt extinguishment, net												$ 2,500	$ 0	$ 2,300
Weighted-average interest rate on long-term borrowings												6.90%	7.70%	7.80%
Senior unsecured notes | Subsequent events
Long-Term Debt, net
Fixed interest rate (as a percent)															8.50%	8.50%
Senior Unsecured Notes Due 2028
Long-Term Debt, net
Long-term debt						$ 262,800						$ 262,800
Face amount of debt				$ 300,000
Fixed interest rate (as a percent)				8.50%		8.50%						8.50%
Amount repurchased										$ 37,200
Bond issuance costs				$ 9,000
Interest expenses												$ 22,300
Deferred issuance						$ 2,400						2,400
Senior Unsecured Notes Due 2028 | Subsequent events
Long-Term Debt, net
Fixed interest rate (as a percent)															8.50%
Senior Unsecured Notes Due 2028 | On or after March 1, 2026
Long-Term Debt, net
Percent of principal amount being redeemed				100.00%
Senior unsecured notes, due 2032
Long-Term Debt, net
Proceeds from long-term debt, net		$ 496,700
Percentage of par value issue price		99.335%
Face amount of debt		$ 500,000
Fixed interest rate (as a percent)		6.875%
Bond issuance costs		$ 12,800
Incurred interest expense												7,100
Senior unsecured notes, due 2032 | Prior To October 15, 2028
Long-Term Debt, net
Percentage of redemption senior note		100.00%
Senior unsecured notes, due 2032 | October 15, 2028, to Prior to October 15, 2029
Long-Term Debt, net
Percentage of redemption senior note		103.438%
Senior unsecured notes, due 2032 | October 15, 2029, to Prior to October 15, 2030
Long-Term Debt, net
Percentage of redemption senior note		101.719%
Senior unsecured notes, due 2032 | October 15, 2030, to maturity
Long-Term Debt, net
Percentage of redemption senior note		100.00%
Senior unsecured notes, due 2032 | Minimum | Prior to October 15, 2028, Subject Certain Condition
Long-Term Debt, net
Percentage of redemption senior note		60.00%
Senior unsecured notes, due 2032 | Maximum | Prior to October 15, 2028, Subject Certain Condition
Long-Term Debt, net
Percentage of redemption senior note		40.00%
Citibank $382.5 Mil. Revolving Credit Facility, Syndicated $450.0 Mil Facility And JOLCO Phoebe Facility
Long-Term Debt, net
Credit facility						450,000						450,000
Minimum liquidity						$ 30,000						$ 30,000
Maximum leverage ratio						6.5						6.5
Minimum interest coverage ratio						2.5						2.5
Alpha Bank $55.25 mil. Facility, Citibank $382.5 mil. Revolving Credit Facility and Syndicated $450.0 mil. Facility
Long-Term Debt, net
Minimum percentage of fair market value of collateral vessels required to cover loan value						120.00%						120.00%